Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	No Outstanding Equity Awards at December 31, 2024. We have never granted any stock options to purchase shares of our common stock or shares of our common stock that were subject to vesting restrictions. At December 31, 2024, none of our named executive officers held any stock options exercisable for shares of common stock of our parent or subsidiary corporations or held any equity incentive awards for such shares. We do not have policies or practices on the timing of awards of options in relation to the disclosure of material nonpublic information because we do not award options.